CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income / (Loss) [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Total
Balance at beginning at Dec. 31, 2013	$ 5,058	$ 9,163		$ 239,163,422	$ (84,150)	$ 5,625,876	$ 244,719,369
Balance at beginning (in shares) at Dec. 31, 2013	505,835	916,333
Treasury stock, beginning at Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (Note 11)	$ 1,100			9,004,490			9,005,590
Issuance of common shares (Note 11) (in shares)	110,000
Share based compensation (Note 13)	$ 68			2,246,934			2,247,002
Share based compensation (Note 13) (in shares)	6,800
Cancellation of non-vested shares (Note 13)	$ (0)			0
Cancellation of non-vested shares (Note 13) (in shares)	(20)
Total comprehensive income / (loss)					146,159	2,623,515	2,769,674
Dividends on preferred shares (Note 11)						(2,061,749)	(2,061,749)
Balance at ending at Dec. 31, 2014	$ 6,226	$ 9,163		250,414,846	62,009	6,187,642	256,679,886
Balance at ending (in shares) at Dec. 31, 2014	622,615	916,333
Treasury stock, ending at Dec. 31, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation (Note 13)	$ 76			678,645			678,721
Share based compensation (Note 13) (in shares)	7,600
Cancellation of non-vested shares (Note 13)	$ (4)			4
Cancellation of non-vested shares (Note 13) (in shares)	(440)
Treasury stock, par value			$ (42)				(113,667)
Treasury stock (in shares)			(4,164)
Treasury stock (Note 11)			$ (113,625)				(113,667)
Total comprehensive income / (loss)					(24,299)	(26,968,751)	(26,993,050)
Dividends on preferred shares (Note 11)				(515,437)		(1,546,312)	(2,061,749)
Balance at ending at Dec. 31, 2015	$ 6,298	$ 9,163	$ (42)	250,578,058	37,710	(22,327,421)	228,190,141
Balance at ending (in shares) at Dec. 31, 2015	629,775	916,333	(4,164)
Treasury stock, ending at Dec. 31, 2015			$ (113,625)				(113,667)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (Note 11)	$ 22,867			812,230			835,097
Issuance of common shares (Note 11) (in shares)	2,286,646
Share based compensation (Note 13)				200,205			200,205
Cancellation of treasury stock (Note 11)	$ (42)		$ 42	(113,625)
Cancellation of treasury stock (Note 11) (in shares)	(4,164)		4,164
Cancellation of treasury stock, return			$ 113,625
Redemption of preferred stock (Note 11)		$ (365)		(885,005)		565,656	(319,714)
Redemption of preferred stock (Note 11) (in shares)		(36,500)
Total comprehensive income / (loss)					$ (37,710)	(226,628,862)	(226,666,572)
Dividends on preferred shares (Note 11)				(1,994,812)			(1,994,812)
Balance at ending at Dec. 31, 2016	$ 29,123	$ 8,798		$ 248,597,051		$ (248,390,627)	$ 244,345
Balance at ending (in shares) at Dec. 31, 2016	2,912,257	879,833
Treasury stock, ending at Dec. 31, 2016